Summary of significant accounting policies (Details 1) - shares	9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	802,448	484,650		631,697	484,650	484,650
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	160,000	160,000		160,000	160,000	160,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	642,448	324,650		471,697	324,650	324,650